Property and equipment - Summary of information about property plant equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Cost
Beginning Balance	$ 1,206
Ending Balance	222	$ 1,206
Net carrying amounts
Property and equipment	222	1,206
Cost
Cost
Beginning Balance	2,456	2,340
Additions		162
Disposals	(10)	(46)
Ending Balance	2,446	2,456
Net carrying amounts
Property and equipment	2,446	2,456
Accumulated depreciation
Accumulated depreciation
Beginning Balance	1,250	846
Depreciation	984	450
Disposals	(10)	(46)
Ending Balance	2,224	1,250
Computer equipment
Cost
Beginning Balance	74
Ending Balance	32	74
Net carrying amounts
Property and equipment	32	74
Computer equipment | Cost
Cost
Beginning Balance	251	290
Additions		7
Disposals	(10)	(46)
Ending Balance	241	251
Net carrying amounts
Property and equipment	241	251
Computer equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	177	123
Depreciation	42	100
Disposals	(10)	(46)
Ending Balance	209	177
Laboratory equipment
Cost
Beginning Balance	816
Ending Balance	0	816
Net carrying amounts
Property and equipment	0	816
Laboratory equipment | Cost
Cost
Beginning Balance	1,196	1,068
Additions		128
Disposals	0	0
Ending Balance	1,196	1,196
Net carrying amounts
Property and equipment	1,196	1,196
Laboratory equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	380	163
Depreciation	816	217
Disposals	0	0
Ending Balance	1,196	380
Office furniture and equipment
Cost
Beginning Balance	132
Ending Balance	107	132
Net carrying amounts
Property and equipment	107	132
Office furniture and equipment | Cost
Cost
Beginning Balance	359	332
Additions		27
Disposals	0	0
Ending Balance	359	359
Net carrying amounts
Property and equipment	359	359
Office furniture and equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	227	195
Depreciation	25	32
Disposals	0	0
Ending Balance	252	227
Leasehold improvements
Cost
Beginning Balance	184
Ending Balance	83	184
Net carrying amounts
Property and equipment	83	184
Leasehold improvements | Cost
Cost
Beginning Balance	650	650
Additions		0
Disposals	0	0
Ending Balance	650	650
Net carrying amounts
Property and equipment	650	650
Leasehold improvements | Accumulated depreciation
Accumulated depreciation
Beginning Balance	466	365
Depreciation	101	101
Disposals	0	0
Ending Balance	$ 567	$ 466